Capital Stock (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 27, 2010
Option pricing model assumptions
Number of options granted (000's)	559
Weighted-average grant date fair value of stock options granted during the year	$ 33.02
Assumptions:
Risk-free interest rate	1.80%
Expected life in years	4.2
Expected dividend yield	0.00%
Volatility	65.00%